Policyholder liabilities and unallocated surplus - Asia liabilities by geographic area (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Liabilities
Reinsurers' share of insurance contract liabilities	£ 9,673	£ 10,051
Asia insurance operations
Liabilities
Policyholder liabilities and unallocated surplus, excluding joint ventures and after deducting intra-group reinsurance liabilities	66,372	56,383
Reinsurers' share of insurance contract liabilities	1,961	1,539
Policyholder liabilities and unallocated surplus, net of reinsurance, excluding joint ventures	64,410	54,844
Hong Kong | Asia insurance operations
Liabilities
Policyholder liabilities and unallocated surplus, net of reinsurance, excluding joint ventures	29,411	23,852
Indonesia | Asia insurance operations
Liabilities
Policyholder liabilities and unallocated surplus, net of reinsurance, excluding joint ventures	3,762	3,405
Malaysia | Asia insurance operations
Liabilities
Policyholder liabilities and unallocated surplus, net of reinsurance, excluding joint ventures	5,014	4,332
Singapore | Asia insurance operations
Liabilities
Policyholder liabilities and unallocated surplus, net of reinsurance, excluding joint ventures	17,432	15,324
Taiwan | Asia insurance operations
Liabilities
Policyholder liabilities and unallocated surplus, net of reinsurance, excluding joint ventures	3,729	3,504
Other operations | Asia insurance operations
Liabilities
Policyholder liabilities and unallocated surplus, net of reinsurance, excluding joint ventures	£ 5,062	£ 4,427